GOODWILL - Movements in goodwill (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
GOODWILL
At the beginning of the year	$ 4,436,736	$ 4,422,870
Increases	12,840	30,208
Decreases	(6)
Impairment	(15,941)
Currency translation adjustments	10,369	(16,342)
At the end of the period	$ 4,443,998	$ 4,436,736